Note 7 - Cost of Sales - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Consumables and materials		$ 45,947	$ 49,750
Labour costs		118,229	106,540
Energy		35,135	35,366
Other costs		13,243	13,300
Production costs		212,554	204,956
Transportation and other selling costs		2,735	3,399
Workers participation costs		9,036	5,775
Environmental duties and royalties		1,438	1,288
Inventory changes		3,459	(3,776)
(Cost recovery) writedowns related to Republic Metals Refining Corp. bankruptcy(1)	[1]	(1,600)	7,520
Standby Costs(2)	[2]	2,879
Restructuring costs(3)	[3]	1,645
		$ 232,146	$ 219,162

[1]	In November 2018, one of the refineries used by the Company, Republic Metals Refining Corp. ("Republic"), announced it filed for bankruptcy. As a result, the Company wrote off $7.5 million in inventory that were in Republic's possession for refining. In September 2019, the Company reached a partial litigation settlement for $1.6 million. The Company continues to pursue legal and insurance channels to recover the remaining balance of inventory, but there is no assurance that this inventory is recoverable.
[2]	Effective from July 2019, the Company temporarily suspended all mining and processing activities at the San Martin operation due to a growing insecurity in the area and safety concerns for our workforce. The Company is working with authorities to secure the area and uncertain of a restart date.
[3]	Effective September 2019, the Company has temporarily suspended milling operations at the La Parrilla mine. Restructuring costs reflect estimated costs, such as severance and plant closure costs, incurred or to be incurred for re-organizing the operation.